Contingent Earnout Liability - Narrative (Details) $ in Thousands		12 Months Ended
	Aug. 10, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Sep. 30, 2023	Dec. 31, 2022 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Contingent earnout liability	$ 28,927	$ 18,632		$ 0
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of contingent earnout liabilities
Remeasurement gain		$ 10,295
Estimated dividend yield
Derivative Instruments, Gain (Loss) [Line Items]
Contingent earnout liability, measurement input		0	0
Contingent earnout liability
Derivative Instruments, Gain (Loss) [Line Items]
Shares unvested (in shares) | shares	3,125,000